Segmented Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segmented Information
Corporate and other expenses	$ (430.2)	$ (296.7)
Share of profit of associates	(1,022.2)	(1,022.4)
Operating segments
Segmented Information
Corporate and other expenses	(182.8)	(52.2)
Intercompany insurance revenue
Segmented Information
Interest and dividends	31.0	(9.6)
Share of profit of associates	(32.2)	(110.5)
Investment management and administration fee income and other	$ (246.2)	$ (124.4)